Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Goodwill	$ 9,511	$ 9,511
Investment in associates	23,508	21,759
Deferred financing costs	5,564	5,150
Other non-current assets	4,866	12,463
Derivative financial instruments, non-current portion	1,913	5,561
Tangible fixed assets	5,002,829	5,028,509
Vessels under construction	22,939	132,839
Right-of-use assets	363,035	203,437
Total non-current assets	5,434,165	5,419,229
Current assets
Trade and other receivables	28,595	36,223
Dividends receivable and other amounts due from related parties	18	1,259
Derivative financial instruments, current portion	596	534
Inventories	8,327	7,564
Prepayments and other current assets	5,798	24,685
Cash and cash equivalents	282,246	367,269
Total current assets	325,580	437,534
Total assets	5,759,745	5,856,763
Equity
Preference shares	46	46
Share capital	954	954
Contributed surplus	692,536	759,822
Reserves	15,322	18,667
Treasury shares		(1,340)
Accumulated deficit	(65,117)	(132,780)
Equity attributable to owners of the Group	643,741	645,369
Non-controlling interests	924,630	951,768
Total equity	1,568,371	1,597,137
Current liabilities
Trade accounts payable	15,892	25,046
Ship management creditors	119	397
Amounts due to related parties	27	164
Derivative financial instruments, current portion	25,518	35,415
Other payables and accruals	153,501	143,057
Borrowings, current portion	553,161	245,626
Lease liabilities, current portion	30,905	9,644
Total current liabilities	779,123	459,349
Non-current liabilities
Derivative financial instruments, non-current portion	28,694	78,440
Borrowings, non-current portion	3,105,059	3,527,595
Lease liabilities, non-current portion	271,945	186,526
Other non-current liabilities	6,553	7,716
Total non-current liabilities	3,412,251	3,800,277
Total equity and liabilities	$ 5,759,745	$ 5,856,763